UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 19.8%
Bank of Montreal, 1.529%, 1/11/2018	500,000	501,153
DZ Bank AG, 1.2%, 8/15/2017	500,000	499,965
KBC Bank NV, 0.92%, 6/1/2017	1,100,000	1,100,000
State Street Bank & Trust Co., 1.618%, 7/14/2017	1,000,000	1,000,761
Svenska Handelsbanken AB, 1.393%, 8/4/2017	1,000,000	1,000,750
Toronto-Dominion Bank, 1.606%, 7/12/2017	1,000,000	1,000,716
Wells Fargo Bank NA, 1.559%, 1/18/2018	500,000	501,379
Total Certificates of Deposit and Bank Notes (Cost $5,600,000)		5,604,724
Commercial Paper 38.1%
Issued at Discount * 24.0%
Bank Nederlandse Gemeenten, 1.093%, 7/31/2017	500,000	499,089
BPCE SA, 1.065%, 8/31/2017	650,000	648,250
Cooperatieve Rabobank UA, 1.181%, 10/6/2017	385,000	383,396
Federation Desjardins du Quebec, 1.065%, 6/1/2017	500,000	500,000
Matchpoint Finance PLC, 0.943%, 6/1/2017	547,000	547,000
MetLife Short Term Funding LLC, 1.084%, 8/7/2017	1,100,000	1,097,781
Nieuw Amsterdam Receivables Corp., 1.078%, 7/14/2017	500,000	499,356
Svenska Handelsbanken AB, 1.28%, 11/27/2017	399,000	396,461
Swedbank AB:
0.912%, 6/7/2017	500,000	499,924
0.935%, 7/31/2017	400,000	399,377
Toronto-Dominion Holdings (U.S.A.), Inc., 1.188%, 10/6/2017	350,000	348,533
United Overseas Bank Ltd.:
0.887%, 6/16/2017	500,000	499,815
1.031%, 9/7/2017	500,000	498,597
		6,817,579
Issued at Par ** 14.1%
ASB Finance Ltd.:
1.449%, 2/15/2018	500,000	501,014
1.62%, 9/13/2017	500,000	500,864
Erste Abwicklungsanstalt, 144A, 1.213%, 9/7/2017	500,000	500,220
Ontario Teachers Finance Trust, 1.433%, 6/8/2017	1,000,000	1,000,101
Oversea-Chinese Banking Corp., Ltd.:
1.202%, 9/5/2017	500,000	500,253
1.214%, 6/1/2017	1,000,000	1,000,000
		4,002,452
Total Commercial Paper (Cost $10,817,108)		10,820,031
Short-Term Notes 3.0%
Australia & New Zealand Banking Group Ltd., 144A, 1.38% **, 6/13/2017 (Cost $835,040)	835,000	835,065
Municipal Bonds and Notes 33.7%
Alameda County, CA, Industrial Development Authority Revenue, JMS Family Partnership, Series A, AMT, 0.79% ***, 10/1/2025, LOC: Wells Fargo Bank NA	930,000	930,000
Alameda County, CA, Industrial Development Authority, Plyproperties Project, Series A, AMT, 0.83% ***, 5/1/2027, LOC: Wells Fargo Bank NA	210,000	210,000
California, State General Obligation, TECP, 1.05%, 6/20/2017, LOC: Wells Fargo Bank NA	1,000,000	1,000,011
California, Statewide Communities Development Authority, Industrial Development Packaging Innovators Corp., Series A, AMT, 0.82% ***, 6/1/2019, LOC: Wells Fargo Bank NA	265,000	265,000
Massachusetts, State Municipal Securities Trust Receipts, "A", 144A, 0.81% ***, 5/1/2037, INS: FGIC, LIQ: Societe Generale	670,000	670,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series G, 0.97% ***, 11/1/2039, LOC: Bank of America NA	645,000	645,000
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 1.08% ***, 5/1/2050, LOC: Bank of China	1,200,000	1,200,000
New York, State Housing Finance Agency, Tribeca Green Housing Revenue, Series B, 0.97% ***, 11/1/2036, LOC: Landesbank Hessen-Thuringen	700,000	700,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments Revenue, Series II-A, AMT, 0.8% ***, 3/1/2038, LOC: Freddie Mac	850,000	850,000
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-81, 144A, 1.0% ***, 6/1/2022, LOC: Royal Bank of Canada	1,000,000	1,000,000
San Bernardino County, CA, Multi-Family Housing Revenue, Green Valley Apartments LLC, Series A, 0.8% ***, 5/15/2029, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000
South Carolina, State Jobs-Economic Development Authority, Bon Secours Health System, Series D, 0.75% ***, 11/1/2025, LOC: Bank of New York Mellon	670,000	670,000
University of California, State Revenues, Series Y-1, 1.495% **, Mandatory Put 7/1/2017 @ 100, 7/1/2041	955,000	955,000
Total Municipal Bonds and Notes (Cost $9,569,923)		9,570,011
Government & Agency Obligation 3.5%
U.S. Treasury Obligation
U.S. Treasury Floating Rate Note, 1.234% **, 1/31/2018 (Cost $1,000,148)	1,000,000	1,002,112
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $27,822,219) †	98.1	27,831,943
Other Assets and Liabilities, Net	1.9	551,069
Net Assets	100.0	28,383,012

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Current yield; not a coupon rate.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2017.
*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly and are shown at their current rates as of May 31, 2017. Maturity date shown is the final maturity date.
† The cost for federal income tax purposes was $27,822,219. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $9,724. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,798 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $74.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$27,831,943	$—	$27,831,943
Total	$—	$27,831,943	$—	$27,831,943

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017